Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) - Forecast [Member] - USD ($)	Jun. 05, 2026	Jan. 26, 2026	Mar. 22, 2026
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Increase authorized share capital (in Dollars)		$ 50,000
Ordinary shares, shares authorized	20,000,000,000		40,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0001
Divided shares amount (in Dollars)		$ 100,000
Divided ordinary shares		1,000,000,000
Reverse share split	one-for-one thousand
Voting rights		1
Ordinary Shares [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, shares authorized		500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary Shares		40,000,000
June 2026 Extraordinary General Meeting [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Increase authorized share capital (in Dollars)	$ 250,000,000
Ordinary shares, shares authorized	100,000,000,000
Second Extraordinary General Meeting [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Increase authorized share capital (in Dollars)	$ 250,000,000
Ordinary shares, shares authorized	100,000,000,000
Eascor Holding Limited [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary Shares		4,256,243
Beverly Holding Limited [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary Shares		25,319,350
Minimum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Maximum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0025
Post-Consolidation [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0025
Ordinary Shares		206,598
Post-Consolidation [Member] | Eascor Holding Limited [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary Shares		36,348
Post-Consolidation [Member] | Beverly Holding Limited [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary Shares		170,250
Common Class B [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, shares authorized	20,000,000,000	5,164,951
Ordinary shares, par value (in Dollars per share)	$ 0.0025
Ordinary Shares	19,999,793,401.96
Ordinary shares, shares issued		5,164,951
Voting rights	100	30
Common Class B [Member] | June 2026 Extraordinary General Meeting [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Voting rights	30
Common Class B [Member] | Eascor Holding Limited [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary Shares		908,708
Common Class B [Member] | Minimum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Voting rights	30
Common Class B [Member] | Maximum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Voting rights	100
Common Class B [Member] | Post-Consolidation [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, shares outstanding			5,164,951
Common Class B [Member] | After Consolidation [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, shares outstanding			206,598
Common Class A [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary shares, shares authorized	80,000,000,000		1,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0025
Ordinary Shares	79,960,206,598.04	969,515,699
Ordinary shares, shares outstanding			39,793,402
Voting rights		1
Common Class A [Member] | Post-Consolidation [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary Shares		38,780,628
Ordinary shares, shares outstanding			994,835,049
Common Class A [Member] | Post-Consolidation [Member] | Beverly Holding Limited [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report [Line Items]
Ordinary Shares		1,012,774